Filed pursuant to 497(e)

File Nos. 033-49098 and 811-06719

STERLING CAPITAL FUNDS

SUPPLEMENT DATED JANUARY 6, 2020

TO THE

STATEMENT OF ADDITIONAL INFORMATION

DATED FEBRUARY 1, 2019, AS SUPPLEMENTED

This Supplement provides the following amended and supplemental information and supersedes any information to the contrary in the Statement of Additional Information (the “SAI”) dated February 1, 2019, as supplemented, with respect to Sterling Capital Ultra Short Bond Fund, Sterling Capital Total Return Bond Fund, Sterling Capital Short Duration Bond Fund and Sterling Capital Corporate Fund:

Effective immediately, Richard T. LaCoff will no longer serve as a co-portfolio manager of Sterling Capital Ultra Short Bond Fund, Sterling Capital Total Return Bond Fund, Sterling Capital Short Duration Bond Fund and Sterling Capital Corporate Fund. All references in the SAI to Richard T. LaCoff are hereby removed.

SHAREHOLDERS SHOULD RETAIN THIS SUPPLEMENT
WITH THE STATEMENT OF ADDITIONAL INFORMATION

FOR FUTURE REFERENCE.

SAISUP-120-1